Other Accounts Liabilities	12 Months Ended
Dec. 31, 2019
Other Accounts Liabilities Abstract
OTHER ACCOUNTS LIABILITIES

NOTE 5 – OTHER ACCOUNTS LIABILITIES

	December 31, 2019	December 31, 2018
Settlements payable	$-	$1,029
Accrued expenses and other liabilities	201	564
Accrued salaries and wages	540	967
Total	$741	$2,560